Shareholder Report, Line Graph (Details)	6 Months Ended	21 Months Ended	25 Months Ended	37 Months Ended	57 Months Ended	70 Months Ended	83 Months Ended	99 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
MSCI USA Index
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI USA Index
MSCI USA Extended ESG Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended ESG Focus Index
MSCI USA Growth Extended ESG Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Growth Extended ESG Focus Index
MSCI USA Small Cap Extended ESG Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Small Cap Extended ESG Focus Index
MSCI USA Value Extended ESG Focus Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Value Extended ESG Focus Index
MSCI USA Extended ESG Leaders Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended ESG Leaders Index
MSCI USA Climate Paris Aligned Benchmark Extended Select Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Climate Paris Aligned Benchmark Extended Select Index
MSCI USA Extended Climate Action Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended Climate Action Index
MSCI USA Choice ESG Screened Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI USA Choice ESG Screened Index